CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Loss for the year	$ (13,279)	$ (9,806)	$ (4,742)
Financing costs, net	(641)	259	55
Depreciation	66	51	41
Share-based payments (Note 9)	1,926	730	270
Taxes on income (Note 14)	621	323	137
Change in receivables (Note 5)	(3,496)	204	116
Change in trade payables	287	44	(491)
Change in other payables (Note 6)	(343)	46	940
Change in employee benefits	526	(2)	(60)
Change in long-term prepaid expenses	(156)	(3)	1
Taxes paid	(244)	(362)
Interest paid	(22)
Interest received (Note 13)	11	1	1
Net cash used in operating activities	(14,744)	(8,515)	(3,732)
Cash flows from investing activities
Change in other investment			153
Change in long pledged deposits	(125)
Purchase of fixed assets	(213)	(34)	(75)
Net cash (used in) provided by investing activities	(338)	(34)	78
Cash flows from financing activities
Proceeds from issuance of shares (Note 8)	10,911	5,665	6,503
Receipt of loan	4,050
Repayment of loan	(4,033)
Proceeds from issuance of warrants and derivative instruments	11,989
Issuance costs	(1,755)	(423)	(440)
Net cash provided by financing activities	21,162	5,242	6,063
Increase (decrease) in cash and cash equivalents	6,080	(3,307)	2,409
Cash and cash equivalents at the beginning of the year	1,454	4,564	2,203
Effect of exchange rate differences on cash and cash equivalents	(17)	197	(48)
Cash and cash equivalents at the end of the year (Note 4)	$ 7,517	$ 1,454	$ 4,564